STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jul. 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Jan. 31, 2025
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized		500,000,000		500,000,000	500,000,000
Common stock, par value		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued		3,373,750		3,373,750	3,075,000
Common stock, shares outstanding		3,373,750		3,373,750	3,075,000
Issuance of 1,500,000 common shares, no par value				$ (2,592,985)
Additional paid-in capital		$ 97,286		97,286	$ 29,041
Net loss		(307,410)		(287,857)	42,564
Stockholders equity		$ 342,916		$ 342,916	$ (13,216)
Greenland Exploration Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized	10,000,000		10,000,000
Common stock, par value	$ 0		$ 0
Common stock, shares issued	1,500,000		1,500,000
Common stock, shares outstanding	1,500,000		1,500,000
Warrants exercise price	$ 15
Issuance of common shares	1,500,000
Issuance of 1,500,000 common shares, no par value	$ 10,000
Additional paid-in capital	20,000		$ 20,000
Net loss	8,335
Stockholders equity	$ 11,665		$ 11,665
March G L [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized	5,000,000		5,000,000
Common stock, par value	$ 0.001		$ 0.001
Common stock, shares issued	44,600		44,600
Common stock, shares outstanding	44,600		44,600
Issuance of 1,500,000 common shares, no par value			$ 1,150,140
Additional paid-in capital	$ 1,150,095		1,150,095
Net loss			445,105
Stockholders equity	$ 705,035		$ 705,035
March G L [Member] | Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common shares			44,600
Issuance of 1,500,000 common shares, no par value			$ 1,150,140